Short-Term Investments	6 Months Ended
Jun. 30, 2020
Short-term Investments [Abstract]
Short-Term Investments
6.	Short-term investments
Short-term investments represent wealth management products with maturities of less than one year. Short-term investments as of December 31, 2019 and June 30, 2020 primarily consist of the following currencies:

	December 31, 2019		June 30, 2020
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	2,211,055	2,211,055	2,398,004	2,398,004
US$	1,215	8,476	—	—

Total		2,219,531		2,398,004